EMPLOYEE RIGHTS UPON RETIREMENT	12 Months Ended
Dec. 31, 2014
EMPLOYEE RIGHTS UPON RETIREMENT [Abstract]
EMPLOYEE RIGHTS UPON RETIREMENT

NOTE 8 - EMPLOYEE RIGHTS UPON RETIREMENT

The Company is required to make severance payments with respect to its Israeli employees upon dismissal of an employee or upon termination of employment in certain circumstances.

In accordance with the current employment agreements with most of its Israeli employees, the Company makes regular deposits with certain insurance companies for accounts controlled by each applicable employee in order to secure the employee's retirement benefit obligation. The Company is fully relieved from any severance pay liability with respect to each such employee after it makes the payments on behalf of the employee. The liability accrued in respect of these employees and the amounts funded, as of the respective agreement dates, are not reflected in the Company's consolidated balance sheets, as the amounts funded are not under the control and management of the Company and the pension or severance pay risks have been irrevocably transferred to the applicable insurance companies (the “Contribution Plan”).

With regard to the employees without a Contribution Plan, the liability is funded in part by the purchase of insurance policies or by the establishment of pension funds with dedicated deposits in the funds. These policies are the Company's assets. The severance payment liability to the employees (based upon length of service and the latest monthly salary - one month's salary for each year of employment) is recorded on the Company's balance sheets under “retirement benefits obligation”. The liability is recorded as if it was payable at each balance sheet date on an undiscounted basis. In the years ended December 31, 2014, 2013 and 2012, the Company deposited $147,000, $156,000 and $139,000, respectively, with insurance companies and pension funds in connection with its severance payment obligations.

The amounts of severance payment expenses were $392,000, $506,000 and $284,000 for the years ended December 31, 2014, 2013 and 2012, respectively, of which $312,000, $230,000 and $145,000 in the years ended December 31, 2014, 2013 and 2012, respectively, were in respect of the Contribution Plan and funded accordingly. Gains (losses) on the amounts funded in insurance companies and pension funds, in respect of retirement benefit obligation totaled ($78,000), $154,000 and $74,000 for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company expects to contribute approximately $490,000 in the year ending December 31, 2015 to insurance companies in connection with its severance liabilities for its operations for that year, $335,000 of which will be contributed to a Contribution Plan.